Investment Securities - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Contract	Dec. 31, 2022 USD ($)
Schedule of Investments [Line Items]
Accrued interest receivable	$ 20,878	$ 23,955
Gross unrealized losses on available for sale securities	$ 363,597	470,062
Available for sale securities in unrealized loss position | Contract	1,091
Available for sale securities in portfolio, number | Contract	1,140
Capitalization of banks, equal to or greater than, in the single-issue trust preferred portfolio	$ 10,000,000
Equity securities at estimated fair value	8,945	7,629
Carrying value of securities pledged	2,307,591	2,412,820
Held-to-maturity securities amortized cost	1,003	1,002
Held-to-maturity securities estimated fair value	$ 1,020	1,020
Fitch, AAA Rating [Member]
Schedule of Investments [Line Items]
Percentage of asset backed securities with credit rating	76.00%
Federal Family Education Loan Program [Member] | Fitch, AA+ Rating [Member]
Schedule of Investments [Line Items]
Percentage of asset backed securities with credit rating	24.00%
Minimum [Member] | Federal Family Education Loan Program [Member] | Fitch, AA+ Rating [Member]
Schedule of Investments [Line Items]
Percentage of repayment guaranteed by the government	97.00%
Non Agency Residential Mortgage Backed Securities [Member]
Schedule of Investments [Line Items]
Amortized cost of available for sale single issue trust preferred securities	$ 100,364
Investment Grade [Member]
Schedule of Investments [Line Items]
Amortized cost of available for sale single issue trust preferred securities	7,475
Split Rated Bonds Investment Grade [Member]
Schedule of Investments [Line Items]
Amortized cost of available for sale single issue trust preferred securities	3,104
Unrated Bonds Investment Grade [Member]
Schedule of Investments [Line Items]
Amortized cost of available for sale single issue trust preferred securities	5,801
State and Political Subdivisions [Member]
Schedule of Investments [Line Items]
Gross unrealized losses on available for sale securities	$ 79,768	110,673
Percent of portfolio with credit support	48.00%
Amortized cost of available for sale single issue trust preferred securities	$ 613,588
Agency Mortgage Backed Securities [Member]
Schedule of Investments [Line Items]
Amortized cost of available for sale single issue trust preferred securities	1,729,304
Commercial Mortgage-Backed Securities [Member]
Schedule of Investments [Line Items]
Gross unrealized losses on available for sale securities	52,275	65,223
Amortized cost of available for sale single issue trust preferred securities	511,560
Residential Mortgage-Backed Securities, Agency [Member]
Schedule of Investments [Line Items]
Gross unrealized losses on available for sale securities	167,810	194,531
Amortized cost of available for sale single issue trust preferred securities	1,217,744
Other-than-temporary Impairment Loss, Debt Securities, Available-for-sale, Recognized in Earnings	0
Residential Mortgage-Backed Securities, Non-agency [Member]
Schedule of Investments [Line Items]
Gross unrealized losses on available for sale securities	9,753	9,429
Amortized cost of available for sale single issue trust preferred securities	$ 100,364
Residential Mortgage-Backed Securities, Non-agency [Member] | AAA [Member]
Schedule of Investments [Line Items]
Percentage of asset backed securities with credit rating	100.00%
Corporate Bonds [Member]
Schedule of Investments [Line Items]
Gross unrealized losses on available for sale securities	$ 33,606	37,931
Amortized cost of available for sale single issue trust preferred securities	$ 325,573
Corporate Bonds [Member] | Investment Grade [Member]
Schedule of Investments [Line Items]
Percent of corporate securities portfolio	97.00%
Carrying value of securities pledged	$ 0
Corporate Bonds [Member] | Below Investment Grade [Member]
Schedule of Investments [Line Items]
Percent of corporate securities portfolio	3.00%
Mortgage Backed Securities [Member]
Schedule of Investments [Line Items]
Net unrealized gains	$ 229,818
Held-to-maturity securities amortized cost	1,829,668
Held-to-maturity securities estimated fair value	1,599,850
Asset-backed Securities [Member]
Schedule of Investments [Line Items]
Gross unrealized losses on available for sale securities	11,454	$ 32,202
Amortized cost of available for sale single issue trust preferred securities	872,048
Asset-backed Securities [Member] | Federal Family Education Loan Program [Member] | Fitch, AA+ Rating [Member]
Schedule of Investments [Line Items]
Impairment of investment in asset backed securities	$ 0